UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Investment LLC
Address: 7050 South Union Park Center, Ste 590
         Midvale, UT  84047

13F File Number:  028-10869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Lipson
Title:     Managing Member
Phone:     801-568-1400

Signature, Place, and Date of Signing:

 /s/Arthur Lipson     Salt Lake City, UT     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $59,692 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      653    19900 SH       Sole                    19900        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101      156    23000 SH       Sole                    23000        0        0
ARLINGTON ASSET INVT CORP      CL A NEW         041356205      262    10998 SH       Sole                    10998        0        0
BLACKROCK ENHANCED EQT DIV T   COM              09251A104      119    15688 SH       Sole                    15688        0        0
BOULDER GROWTH & INCOME FD I   COM              101507101      105    16100 SH       Sole                    16100        0        0
CALAMOS GBL DYN INCOME FUND    COM              12811L107      133    15600 SH       Sole                    15600        0        0
CREXUS INVT CORP               COM              226553105      173    16000 SH       Sole                    16000        0        0
DNP SELECT INCOME FD           COM              23325P104      989   100301 SH       Sole                   100301        0        0
DWS GLOBAL HIGH INCOME FD      COM              23338W104      209    23758 SH       Sole                    23758        0        0
DYNEX CAP INC                  COM NEW          26817Q506      376    35000 SH       Sole                    35000        0        0
EATON VANCE ENH EQTY INC FD    COM              278277108      148    13364 SH       Sole                    13364        0        0
EATON VANCE ENHANCED EQ INC    COM              278274105      515    46507 SH       Sole                    46507        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829G106     3212   304999 SH       Sole                   304999        0        0
EATON VANCE TAX MNGD GBL DV    COM              27829F108      555    62947 SH       Sole                    62947        0        0
GSV CAP CORP                   COM              36191J101      215    24900 SH       Sole                    24900        0        0
HORIZON TECHNOLOGY FIN CORP    COM              44045A102      447    27685 SH       Sole                    27685        0        0
ISHARES TR                     DJ US REAL EST   464287739     1404    21803 SH       Sole                    21803        0        0
MACQUARIE GLBL INFRA TOTL RE   COM              55608D101    26324  1374639 SH       Sole                  1374639        0        0
MADISON CLAYMORE CALL &EQTY    COM              556582104      399    50397 SH       Sole                    50397        0        0
MVC CAPITAL INC                COM              553829102    20229  1580367 SH       Sole                  1580367        0        0
NEWCASTLE INVT CORP            COM              65105M108      226    30000 SH       Sole                    30000        0        0
PENNANTPARK INVT CORP          COM              708062104      159    15000 SH       Sole                    15000        0        0
REAVES UTIL INCOME FD          COM SH BEN INT   756158101      691    27330 SH       Sole                    27330        0        0
ROYCE FOCUS TR                 COM              78080N108      169    25106 SH       Sole                    25106        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      976    24283 SH       Sole                    24283        0        0
SPECIAL OPPORTUNITIES FD INC   COM              84741T104      515    32906 SH       Sole                    32906        0        0
WESTERN ASSET MTG CAP CORP     COM              95790D105      333    15000 SH       Sole                    15000        0        0